Insurance contracts (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	€ 7,502	€ (9,988)
Incurred claims and other directly attributable expenses	(210,960)	(211,789)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(4,442)	19,354
Claims and other directly attributable expenses paid	(170,798)	(618,473)
Premium revenue	405,699	827,891
Foreign currency translation and other changes	699	507
Insurance contract receivables (liabilities) at the end of the period	27,700	7,502
Premium revenue for past performance years	30,769	32,974
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	7,921	(9,287)
Incurred claims and other directly attributable expenses	(209,875)	(211,997)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(4,442)	19,354
Claims and other directly attributable expenses paid	(170,798)	(618,473)
Premium revenue	405,699	827,891
Foreign currency translation and other changes	739	433
Insurance contract receivables (liabilities) at the end of the period	29,244	7,921
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(419)	(701)
Incurred claims and other directly attributable expenses	(1,085)	208
Foreign currency translation and other changes	(40)	74
Insurance contract receivables (liabilities) at the end of the period	(1,544)	(419)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	12,672	(8,339)
Incurred claims and other directly attributable expenses	(247,017)	(367,350)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(5,641)	8,475
Claims and other directly attributable expenses paid	(232,638)	(845,988)
Premium revenue	502,339	1,225,709
Foreign currency translation and other changes	803	165
Insurance contract receivables (liabilities) at the end of the period	30,518	12,672
Premium revenue for past performance years	26,584	30,137
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	13,248	(7,751)
Incurred claims and other directly attributable expenses	(244,368)	(367,292)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(5,829)	8,475
Claims and other directly attributable expenses paid	(232,638)	(845,988)
Premium revenue	502,339	1,225,709
Foreign currency translation and other changes	879	95
Insurance contract receivables (liabilities) at the end of the period	33,631	13,248
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(576)	(588)
Incurred claims and other directly attributable expenses	(2,649)	(58)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	188
Foreign currency translation and other changes	(76)	70
Insurance contract receivables (liabilities) at the end of the period	€ (3,113)	€ (576)